Accounts Receivables, Net	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Receivables [Abstract]
Accounts Receivables, Net
5.
Accounts receivables, net

	As of December 31, 2023	As of March 31, 2023
Accounts receivable	7,405,068	1,549,711
Less: allowance for credit losses	(262,444)	(13,726)
Accounts receivable, net	7,142,624	1,535,985

The following table provides details of the Company’s allowance for credit accounts:

Balance, beginning of period	13,726	14,884
Additions charged	232,866	—
Existing allowance in acquired entities	49,810	—
Reversal of existing allowance	(19,759)	—
Bad debts written off	—	—
Effect of exchange rate changes	(14,199)	(1,158)
Balance, end of period	262,444	13,726

3.
Accounts receivables, net

	As of March 31, 2023	As of March 31, 2022
Accounts receivable	1,549,711	689,035
Less: allowance for doubtful accounts	(13,726)	(14,884)
	1,535,985	674,151

The following table provides details of the Company’s allowance for doubtful accounts:

Balance, beginning of period	14,884	—
Additions charged	—	15,115
Bad debts written off	—	—
Effect of exchange rate changes	(1,158)	(231)
Balance, end of period	13,726	14,884